Long Term Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long Term Debt
7.	Long Term Debt

	December 31, 2016	December 31, 2015

2019 Notes	$420,000	$420,000
Less repurchase of Notes (note 7(b))	(54,212)	(350)
Less original issue discount	(6,300)	(6,300)
Amortization of original issue discount	3,910	2,259

2019 Notes (note 7(b))	363,398	415,609
Revolving Credit Facility (note 7(c))	39,200	40,000
Secured Term Loan (note 7(d))	24,375	33,075
Less: Deferred financing costs (note 7(f))	(7,100)	(10,611)

Balance	419,873	478,073
Less: Current portion of 2019 Notes (note 7(b))	(19,501)	(26,660)
Less: Current portion of Revolving Credit Facility (note 7(c))	—	(800)
Less: Current portion of Secured Term Loan (note 7(d))	(11,525)	(7,700)

Non-current portion of Long-Term Debt	388,847	442,913

(a) Previous Credit Facility

The Company was previously financed by a senior secured credit facility with a final maturity date of August 2016. This credit facility was fully repaid and terminated on March 19, 2014 using the proceeds of the issue of the 2019 Notes (see note 7(b)).

Amounts borrowed under the credit facility bore interest at USD LIBOR plus a margin of between 2.50% and 3.75% depending on the Leverage Ratio (being the ratio of the balance outstanding on the credit facility to the aggregate charter free market value of the secured vessels).

(b) 10.0% First Priority Secured Notes Due 2019

On March 19, 2014 the Company completed the sale of $420,000 of 10.0% First Priority Secured Notes (the “2019 Notes”) which mature on April 1, 2019. Proceeds after the deduction of the original issue discount, but before expenses, amounted to $413,700.

Interest on the 2019 Notes is payable semi-annually on April 1 and October 1 of each year, commencing on October 1, 2014. As at December 31, 2016, the 2019 Notes were secured by first priority ship mortgages on 16 of the Company’s 18 vessels (the “Mortgaged Vessels”) and by assignments of earnings and insurances, a pledge over certain bank accounts, as well as share pledges over each subsidiary owning a Mortgaged Vessel. In addition, the 2019 Notes are fully and unconditionally guaranteed, jointly and severally, by the Company’s 18 vessel owning subsidiaries and Global Ship Lease Services Limited.

The original issue discount is being amortised on an effective interest rate basis over the life of the 2019 Notes.

Under the terms of the 2019 Notes the Company is required within 120 days following the end of each financial year, in which there is at least $1,000 of Excess Cash Flow, as defined, to offer to purchase up to a maximum offer amount of $20,000, such amount being the aggregate of 102% of the principal amount of 2019 Notes plus any accrued and unpaid interest thereon, up to, but not including, the purchase date. The first such offer, for 2014, in the maximum amount of $20,000, was launched on April 21, 2015. At the close of this offer, $350 nominal amount of 2019 Notes was tendered and accepted.

Following the sale of two vessels (see note 4) secured to the 2019 Notes in November and December 2015, the Company was required to offer the net sale proceeds, less a proportion to be used to repay part of the associated Revolving Credit Facility (see note 7(c)), to Noteholders (“Collateral Sale Offer”) within 90 days of receipt of the sale proceeds. The terms of the Collateral Sale Offer are the same as those of the annual Excess Cash Flow Offer. Consequently, on February 2, 2016, the Company launched a combined Excess Cash Flow Offer for 2015 and the Collateral Sale Offer in an aggregate amount of $28,417, at a purchase price of 102% of the aggregate principal amount plus any accrued and unpaid interest thereon, up to, but not including, the purchase date. At the close of this offer, the nominal amount of 2019 Notes tendered exceeded the Maximum Offer Amount and $26,662 were accepted on a pro rata basis.

In May, August and November, 2016, the Company purchased $4,200, $5,000 and $18,000 of Notes respectively, in the open market. This gave rise to gains of $452, $475 and $1,938, which are included within Interest Expense in the Consolidated Statements of Income. These Notes were subsequently cancelled.

(c) Revolving Credit Facility

On March 19, 2014, and in connection with the 2019 Notes, the Company entered into a $40,000 senior secured revolving credit facility with Citibank N.A. (the “Revolving Credit Facility”). This facility matures on October 1, 2018. The interest rate under the facility is USD LIBOR plus a margin of 3.25% and is payable at least quarterly. A commitment fee of 1.30% per annum is due quarterly on undrawn amounts.

The collateral provided to the 2019 Notes also secures on a first priority basis the Revolving Credit Facility. Up to and including December 31, 2015, the Company was required to have a minimum cash balance of $15,000 on each test date, being June 30 and December 31 in each year. After this date, the minimum cash balance on each test date increased to $20,000.

Amounts outstanding under this facility can be prepaid without penalty, other than breakage costs in certain circumstances. During the quarter ended March 31, 2015, the facility was fully drawn down to assist with the purchase of OOCL Qingdao on March 11, 2015. Following the sale of two secured vessels (see note 4) in November and December 2015, a proportion of the net sale proceeds has to be applied to reduce amounts outstanding under the facility.

(d) Secured Term Loan

On July 29, 2015, the Company entered into a $35,000 secured term loan with DVB Bank SE (the “Secured Term Loan”). This facility matures five years after drawdown, with early repayment, inter alia, if the 2019 Notes are not refinanced by November 30, 2018, or if the secured vessel ceases to be employed on a charter for a period in excess of 90 days. The interest rate under the loan is USD LIBOR plus a margin of 2.75%, until November 30, 2018 and 3.25% thereafter, and is payable at least quarterly.

The Secured Term Loan is secured by a first priority ship mortgage on OOCL Tianjin and by assignment of earnings and insurances for the same vessel.

The Secured Term Loan is repayable in 20 equal quarterly instalments, commencing three months after drawdown. $35,000 was drawn down under the Secured Term Loan on September 10, 2015. The loan agreement requires an additional $1,400 to be repaid over eight equal quarterly instalments to provide a reserve for potential enhancement expenditure on the secured vessel ahead of the expiry of the charter to OOCL. These additional instalments reduce the debt balance and can be redrawn to fund the enhancement work, or utilized to permanently reduce the quarterly instalments for the remainder of the term of the loan if no such work is required.

The Secured Term Loan has the same Cash Balance financial covenant as that in the Revolving Credit Facility. In addition, there is a minimum Shareholders Equity covenant of $200,000, also to be tested semi-annually on June 30 and December 31. The Secured Term Loan was amended on November 30, 2016 to exclude from the definition of Shareholders Equity the effect of any impairment charges recognised after July 1, 2016. The amendment also provided for accelerated amortization totalling $5.0 million to be paid equally in five quarterly instalments, commencing fourth quarter 2016. Repayments from March 2018 are to be reduced pro rata for the accelerated amortization.

(e) Repayment Schedule

Based on scheduled and estimated repayments from January 1, 2017 the long term debt will be reduced in each of the relevant periods as follows:

Year ending December 31,
2017	$31,026
2018	63,374
2019	331,458
2020	3,505
Less: original issue discount	(2,390)
Less: deferred financing costs	(7,100)

$419,873

(f) Deferred financing costs

	December 31, 2016	December 31, 2015

Opening balance	$10,611	$12,913
Expenditure in the period	—	971
Amortization included within interest expense	(3,511)	(3,273)

Closing balance	$7,100	$10,611

The Company incurred costs during 2015 in relation to the drawdown of the Revolving Credit Facility (see note 7(c)) amounting to $370 and in relation to the drawdown of the Secured Term Loan (see note 7(d)) amounting to $601, which have been deferred.

Deferred financing costs are amortized on an effective interest rate basis over the life of the financings for which they were incurred.

The unamortized balance of deferred financing costs relating to the previous credit facility which was fully repaid and terminated on March 19, 2014 and amounting to $2,986 was written off and recorded within interest expense within the Consolidated Statements of Income in the first quarter of 2014.

The Company has adopted the accounting standards update issued by FASB in April 2015 “Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs”. Effective December 31, 2015, debt issuance costs, other than the up-front arrangement fee for the Revolving Credit Facility, related to our recognized debt liabilities are presented as a direct deduction from the carrying amount of that debt. The arrangement fee for the Revolving Credit Facility is presented in Other Long Term Assets.